EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 27, 2020	Aug. 28, 2020	Apr. 04, 2021	Jan. 03, 2021	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 24, 2019	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Numerator
Net (loss) income attributable to controlling interest	$ (18,119)	$ (4,824)	$ (22,529)	$ (81,811)	$ 6,552	$ 1,692	$ (24,654)	$ 9,600	$ 2,202	$ (3,320)	$ (99,930)	$ 3,420	$ (16,172)	$ (30,500)
Dividends related to participating share-based compensation awards											(110)
Net loss attributable to common stockholders			$ (22,529)								$ (100,040)
Denominator
Basic and Diluted (in shares)											61,085,943
Basic earnings per share (in dollars per share)			$ (0.30)								$ (1.64)
Antidilutive securities excluded from diluted earnings per share calculation (in shares)			5,693,633								9,448,807
Net loss attributable to noncontrolling interest			$ 820								$ 7,971		$ (2,808)	$ (2,856)
Common Class V
Denominator
Common stock issued (in shares)			60,349,000	60,349,000							60,349,000
Net loss attributable to noncontrolling interest			$ (800)
Common stock outstanding (in shares)			60,349,000	60,349,000							60,349,000
Warrants
Denominator
Antidilutive securities excluded from diluted earnings per share calculation (in shares)			4,092,590								8,095,866
2020 LTIP RSUs
Denominator
Antidilutive securities excluded from diluted earnings per share calculation (in shares)			1,307,549								1,151,262
Initial Grant RSUs
Denominator
Antidilutive securities excluded from diluted earnings per share calculation (in shares)			57,742								26,923
PSUs
Denominator
Antidilutive securities excluded from diluted earnings per share calculation (in shares)			142,541								140,076
Stock options
Denominator
Antidilutive securities excluded from diluted earnings per share calculation (in shares)			93,211								34,680